Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-2959

March 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account 301 of Equitable Financial Life Insurance Company (the “Account”) Registration No.:

2-74667 and 811-03301 Equitable 300+ Series

Commissioners:

Equitable Financial, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2021, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Premier VIP Trust – underlying funds:

EQ/Core Plus Bond

EQ/Moderate Allocation

•	EQ Advisors Trust – underlying funds:

1290 VT Small Cap Value

EQ/International Value Managed Volatility

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Capital Group Research

EQ/Common Stock Index

EQ/Equity 500 Index

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Money Market

Multimanager Aggressive Equity

Multimanager Technology

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“EQUITABLE FINANCIAL”)

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104